Document and Entity Information	Mar. 31, 2023
Risk/Return:
Registrant Name	DELAWARE GROUP EQUITY FUNDS IV
Registrant CIK	0000778108
SEC Form	485BPOS
Period end date	Mar. 31, 2023
Investment Company Type	N-1A
Amendment Flag	false